CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 676,878	$ 1,133,247
Prepaid expenses and other current assets	117,770	172,939
Deposits	61,353	7,646
Total current assets	856,001	1,313,832
Total Assets	856,001	1,313,832
Current Liabilities
Accounts payable	31,303	19,082
Accrued liabilities	59,130	33,706
Total current liabilities	90,433	52,788
Total Liabilities	$ 90,433	$ 52,788
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $.0001 par value, 400,000 shares authorized; no shares issued and outstanding
Common stock $.0001 par value, 100,000,000 shares authorized; 19,437,236 shares issued and outstanding at March 31, 2016 and December 31, 2015, respectively.	$ 1,944	$ 1,944
Additional paid-in capital	1,671,874	1,671,874
Accumulated deficit	(900,124)	(372,396)
Accumulated other comprehensive loss	(8,126)	(40,378)
Total stockholders' equity	765,568	1,261,044
Total Liabilities and Stockholders' Equity	$ 856,001	$ 1,313,832